2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
Balanced Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 51 .9%
Communication Services — 4.0%
Alphabet Inc ....................... 40,711 13,871,866
Comcast Corp ...................... 23,273 506,420
IDT Corp .......................... 2,177 174,095
Meta Platforms Inc ................... 6,854 4,970,384
Space Exploration Technologies Corp
(1)
...... 1,726 260,384
19,783,149
Consumer Discretionary — 1.9%
Abercrombie & Fitch Co
(1)
............... 2,348 316,252
Amazon.com Inc
(1)
................... 6,367 1,586,338
Asbury Automotive Group Inc
(1)
........... 1,784 307,383
Brinker International Inc
(1)
.............. 6,413 1,241,108
Capri Holdings Ltd
(1)
.................. 1,827 25,797
Cavco Industries Inc
(1)
................. 1,099 615,726
Chipotle Mexican Grill Inc
(1)
............. 1,440 46,008
Dana Inc .......................... 2,730 74,556
Five Below Inc
(1)
..................... 1,415 310,692
Flexsteel Industries Inc ................ 1,144 96,840
Garmin Ltd ........................ 466 133,667
Garrett Motion Inc ................... 3,126 81,370
Lear Corp ......................... 8,976 1,059,437
Life Time Group Holdings Inc
(1)
........... 13,321 531,242
Murphy USA Inc ..................... 1,836 925,399
Oxford Industries Inc .................. 962 23,511
Pattern Group Inc
(1)
................... 1,863 31,969
Phoenix Education Partners Inc ........... 5,725 145,587
Royal Caribbean Cruises Ltd ............ 5,193 1,380,611
Victoria's Secret & Co
(1)
................ 5,665 501,126
XPEL Inc
(1)
......................... 1,981 87,501
9,522,120
Consumer Staples — 1.2%
Archer-Daniels-Midland Co ............. 501 39,769
Colgate-Palmolive Co ................. 543 46,329
Costco Wholesale Corp ................ 5,897 5,368,275
Dollar Tree Inc
(1)
..................... 322 36,715
Philip Morris International Inc ............ 2,648 505,291
5,996,379
Energy — 1.8%
APA Corp ......................... 8,765 364,098
Chevron Corp ...................... 7,427 1,516,668
Devon Energy Corp ................... 11,154 513,530
Diversified Energy Co ................. 985 13,169
EOG Resources Inc ................... 3,196 440,281
Expand Energy Corp .................. 9,200 773,628
Forum Energy Technologies Inc
(1)
......... 149 12,062
Gulfport Energy Corp
(1)
................ 2,754 414,422
HF Sinclair Corp ..................... 3,272 351,151
Marathon Petroleum Corp .............. 1,394 551,215
Nabors Industries Ltd
(1)
................ 5,392 421,223
Par Pacific Holdings Inc
(1)
............... 2,235 182,421
PBF Energy Inc ..................... 1,476 113,593
Phillips 66 ......................... 3,084 787,376
SM Energy Co ...................... 2,560 86,477
Valero Energy Corp ................... 5,249 2,034,565
Viper Energy Inc ..................... 10,215 407,476
8,983,355
Financials — 7.2%
Ally Financial Inc .................... 33,221 1,249,774
Ameriprise Financial Inc ............... 5,856 2,883,202
Arch Capital Group Ltd
(1)
............... 9,175 847,403
Assurant Inc ....................... 403 106,191
Bank of New York Mellon Corp/The ........ 33,572 4,855,518
Berkshire Hathaway Inc
(1)
.............. 8,402 4,183,776
Bread Financial Holdings Inc ............ 119 11,632
CME Group Inc ...................... 3,270 856,675
Customers Bancorp Inc
(1)
............... 18,576 1,374,624
First American Financial Corp ............ 3,214 195,218
Goosehead Insurance Inc
(1)
.............. 297 13,472
HCI Group Inc ...................... 2,759 479,569
Jack Henry & Associates Inc ............ 10,091 1,445,435
LendingTree Inc
(1)
.................... 3,385 82,696
Mastercard Inc ..................... 16,119 8,889,145
Mercury General Corp ................. 207 20,462
Moelis & Co ....................... 923 53,091
Northern Trust Corp .................. 2,554 432,545
Pathward Financial Inc ................ 1,394 99,169
Progressive Corp/The ................. 3,537 733,255
QCR Holdings Inc .................... 569 55,691
Raymond James Financial Inc ........... 2,308 364,710
Remitly Global Inc
(1)
.................. 3,740 79,812
S&T Bancorp Inc .................... 1,248 60,366
State Street Corp .................... 2,963 517,310
Toast Inc
(1)
........................ 27,133 786,586
Visa Inc .......................... 13,353 4,798,133
WEX Inc
(1)
......................... 871 146,938
35,622,398
Health Care — 7.8%
AbbVie Inc ........................ 14,606 3,820,784
Agilent Technologies Inc ............... 169 29,120
Amgen Inc ........................ 11,249 4,741,566
Bristol-Myers Squibb Co ............... 7,912 493,709
Cardinal Health Inc ................... 3,493 777,192
CareDx Inc
(1)
....................... 3,118 202,670
Caris Life Sciences Inc
(1)
............... 1,283 39,298
Centene Corp
(1)
..................... 3,494 217,047

2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
Cigna Group/The .................... 3,175 863,060
CVS Health Corp .................... 6,743 577,808
Elevance Health Inc .................. 2,605 1,012,876
Eli Lilly & Co ....................... 4,307 4,983,544
Encompass Health Corp ............... 5,697 692,129
Gilead Sciences Inc .................. 19,455 2,899,768
Humana Inc ....................... 421 160,641
IQVIA Holdings Inc
(1)
.................. 332 89,258
Johnson & Johnson .................. 20,087 5,317,832
McKesson Corp ..................... 1,087 928,091
Merck & Co Inc ..................... 7,513 1,091,714
Mettler-Toledo International Inc
(1)
......... 560 846,132
Natera Inc
(1)
........................ 3,809 1,574,298
Regeneron Pharmaceuticals Inc .......... 988 749,171
Twist Bioscience Corp
(1)
................ 746 144,157
United Therapeutics Corp
(1)
............. 1,691 916,336
UnitedHealth Group Inc ................ 5,849 2,147,051
Vertex Pharmaceuticals Inc
(1)
............ 4,288 2,241,809
West Pharmaceutical Services Inc ......... 2,258 837,176
Zoetis Inc ......................... 236 16,480
38,410,717
Industrials — 3.4%
Acuity Inc ......................... 431 133,528
Allegion plc ........................ 7,815 1,201,713
Apogee Enterprises Inc ................ 1,122 39,685
Applied Industrial Technologies Inc ........ 461 153,186
Comfort Systems USA Inc .............. 480 793,963
Copart Inc
(1)
........................ 39,462 1,076,523
Dover Corp ........................ 139 26,000
Emerson Electric Co .................. 636 98,644
Innodata Inc
(1)
...................... 3,950 259,752
Johnson Controls International plc ......... 6,293 935,455
Lincoln Electric Holdings Inc ............. 3,771 997,731
ManpowerGroup Inc .................. 404 22,454
Matson Inc ........................ 67 14,716
McGrath RentCorp ................... 1,753 200,456
MYR Group Inc
(1)
.................... 45 13,161
Northrop Grumman Corp ............... 3,190 1,542,301
SkyWest Inc
(1)
...................... 9,220 893,602
Southwest Airlines Co ................. 18,025 750,561
Stanley Black & Decker Inc ............. 10,053 890,595
Trane Technologies PLC ................ 4,833 2,184,419
United Airlines Holdings Inc
(1)
............ 18,651 2,069,329
Vicor Corp
(1)
........................ 193 55,765
Watts Water Technologies Inc ............ 97 34,356
Xylem Inc/NY ....................... 21,601 2,187,533
16,575,428
Information Technology — 21.8%
Advanced Micro Devices Inc
(1)
........... 6,387 3,907,311
Amkor Technology Inc ................. 4,184 219,158
Amphenol Corp ..................... 4,617 389,213
Analog Devices Inc ................... 6,382 2,531,803
Apple Inc ......................... 63,829 21,256,334
Applied Materials Inc ................. 5,581 2,854,012
Astera Labs Inc
(1)
.................... 481 171,222
Atlassian Corp
(1)
..................... 1,745 312,861
Broadcom Inc ...................... 20,972 7,365,157
CDW Corp/DE ...................... 4,251 544,808
Cisco Systems Inc ................... 19,568 2,106,104
Core Scientific Inc
(1)
.................. 10,924 174,565
Credo Technology Group Holding Ltd
(1)
...... 1,436 279,718
Crowdstrike Holdings Inc
(1)
.............. 2,977 788,161
Dell Technologies Inc ................. 1,677 902,142
Everpure Inc
(1)
...................... 6,649 869,556
Hewlett Packard Enterprise Co ........... 5,656 361,362
HP Inc ........................... 6,662 208,387
Insight Enterprises Inc
(1)
................ 2,278 356,097
Intel Corp
(1)
........................ 15,211 1,828,819
Jabil Inc .......................... 107 30,694
KLA Corp ......................... 3,926 765,295
Lam Research Corp .................. 7,218 2,371,185
Manhattan Associates Inc
(1)
............. 5,978 1,187,829
Marvell Technology Inc ................ 2,183 576,770
MaxLinear Inc
(1)
..................... 143 12,914
Micron Technology Inc ................ 4,458 4,748,260
Microsoft Corp ...................... 31,973 16,398,952
Monolithic Power Systems Inc ........... 347 467,485
NVIDIA Corp ....................... 94,957 21,686,280
Okta Inc
(1)
......................... 1,865 389,990
QUALCOMM Inc ..................... 7,636 1,405,329
RingCentral Inc ..................... 2,490 186,003
Sandisk Corp
(1)
...................... 608 1,057,853
ScanSource Inc
(1)
.................... 144 8,457
TD SYNNEX Corp .................... 8,346 2,143,670
Teledyne Technologies Inc
(1)
............. 2,853 1,731,229
Teradyne Inc ....................... 1,036 415,343
Texas Instruments Inc ................. 7,310 2,047,458
Tyler Technologies Inc
(1)
................ 551 175,549
Ubiquiti Inc ........................ 673 381,948
Universal Display Corp ................ 2,913 224,417
Vistance Networks Inc ................. 2,068 12,367
Western Digital Corp .................. 2,246 1,020,717
Zebra Technologies Corp
(1)
.............. 2,325 867,946
107,740,730
Materials — 1.0%
Anglogold Ashanti Plc ................. 7,057 663,005
CF Industries Holdings Inc .............. 2,098 241,689
Coeur Mining Inc .................... 7,580 133,408
Ingevity Corp
(1)
...................... 481 34,031
Kaiser Aluminum Corp ................. 569 82,402
Newmont Corp ..................... 9,332 1,076,353
Nucor Corp ........................ 3,697 864,174
Reliance Inc ....................... 925 355,894
Royal Gold Inc ...................... 5,720 1,349,920

2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
SSR Mining Inc ..................... 9,496 316,407
5,117,283
Real Estate — 1.6%
CBL & Associates Properties Inc .......... 963 51,386
Cousins Properties Inc ................ 13,103 362,167
Jones Lang LaSalle Inc
(1)
............... 5,155 1,574,956
Simon Property Group Inc .............. 29,044 5,830,873
7,819,382
Utilities — 0.2%
Consolidated Water Co Ltd .............. 609 17,064
Edison International .................. 20,804 1,117,799
1,134,863
Total Common Stocks (United States)
( Cost $ 181,419,428 ) ................ 256,705,804
Registered Investment Companies — 27 .4%
U.S. Fixed Income — 25.9%
Baird Core Plus Bond Fund - Class I ....... 2,588,379 25,210,809
Dodge & Cox Income Fund - Class I ........ 1,107,741 13,303,965
Fidelity Advisor Capital & Income Fund - Class Z 1,173,120 14,147,825
Fidelity Total Bond Fund - Class Z ......... 1,532,096 13,926,755
Frost Total Return Bond Fund - Class I ...... 283,789 2,582,478
Guggenheim Total Return Bond Fund - Class I . 491,761 11,118,725
iShares 20+ Year Treasury Bond ETF
(2)
...... 82,440 6,412,183
iShares 7-10 Year Treasury Bond ETF
(2)
..... 214,226 19,132,524
PGIM Total Return Bond Fund - Class R6 .... 969,832 11,085,183
PIMCO Total Return Fund - Class I ......... 1,328,150 11,010,360
127,930,807
International Fixed Income — 1.5%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 845,963 7,300,659
7,300,659
Total Registered Investment Companies
( Cost $ 138,407,866 ) ................ 135,231,466
Money Market Registered Investment Companies — 19 .2%
Meeder Government Money Market Fund ,
3.72%
(3)
........................ 94,847,259 94,847,259
Total Money Market Registered Investment
Companies
( Cost $ 94,847,259 ) ................. 94,847,259
Total Investments — 98 .5%
(Cost $ 414,674,553 ) ................ 486,784,529
Other Assets less Liabilities — 1 .5% ....... 7,472,898
Total Net Assets — 100 .0% ............. 494,257,427
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 4,826 70,364
Meeder Conservative Allocation Fund - Retail
Class .......................... 682 16,441
Meeder Dynamic Allocation Fund - Retail Class 9,554 157,452
Meeder Muirfield Fund - Retail Class ....... 7,957 89,118
Total Trustee Deferred Compensation
(Cost $ 232,606 ) ................... 333,375
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Other Futures
Mini MSCI EAFE Futures -
Dec 2026 ........ 224 12/17/26 35,129,920 (482,501)
Mini MSCI Emg Mkt
Futures - Dec 2026 .. 118 12/17/26 10,094,900 135,490
Russell 2000 Futures Mini
December 2026 .... 112 12/17/26 15,778,000 (541,516)
S&P 500 Mini Futures
December 2026 .... 17 12/17/26 6,558,175 19,981
S&P Mid Cap Futures
EMini December 2026 17 12/17/26 6,158,080 (130,011)
Total Futures Contracts . 488 73,719,075 (998,557)
(1) Represents non-income producing securities.
(2) Exchange-traded fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2026.
(4) Assets of affiliates to the Balanced Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.